Bank Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Interest rates of bank loans	4.50%
Weighted average interest rate of the short term bank credit	4.80%	5.59%
Credit lines used	$ 4,093,000	$ 4,300,000
Annual revenue requirement, under covenant	15,000,000
Cash balance requirement, under covenant	6,000,000
Equity to assets ratio, under covenant	30.00%
Debt covenant terms	Under the covenants definitions, the Company is obligated to meet at least one of the following: (i) annual revenues of $15 million; (ii) operating profit; (iii) cash balances of $6 million; and equity at a level of 30% of the total assets. As of the balance sheet date the Company is in compliance with all of its covenants.
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rates of bank loans	3.90%
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rates of bank loans	8.80%
U.S. Dollar [Member]
Line of Credit Facility [Line Items]
Bank loans	1,541,000
Euro [Member]
Line of Credit Facility [Line Items]
Bank loans	1,090,000
New Israeli Shekel [Member]
Line of Credit Facility [Line Items]
Bank loans	721,000
South African Rand [Member]
Line of Credit Facility [Line Items]
Bank loans	82,000
Polish Zloty [Member]
Line of Credit Facility [Line Items]
Bank loans	$ 955,000